Income Taxes - After Offsetting, Deferred Tax Assets and Liabilities (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
After Offsetting, Deferred Tax Assets and Liabilities
Presented as deferred tax assets	€ 7,050	€ 6,799
Presented as deferred tax liabilities	€ 494	€ 346